Document and Entity Information	Oct. 29, 2020
Document Information [Line Items]
Entity Registrant Name	Fisker Inc./DE
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001720990
Document Period End Date	Oct. 29, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address, Address Line One	1888 Rosecrans Avenue
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	833
Local Phone Number	434-7537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Spartan Energy Acquisition Corp.
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Class A Common Stock, par value of $0.00001 per share [Member]
Document Information [Line Items]
Trading Symbol	FSR
Title of 12(b) Security	Class A Common Stock, par value of $0.00001 per share
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Trading Symbol	FSR WS
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Security Exchange Name	NYSE